Fair Value of Long Term Debt Including Current Portion (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jul. 02, 2011
Financial Instruments [Line Items]
Fair Value of Long-term debt	$ 1,004	$ 1,914
Carrying Amount of Long-term debt	$ 945	$ 1,911